Financial Instruments - Detailed Information About In Carrying And Fair value of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank loans [member]
Disclosure of financial assets [line items]
Financial liabilities	₺ 16,696,250	₺ 4,615,559
Financial liabilities, at fair value	16,622,479	4,646,152
Debt securities [Member]
Disclosure of financial assets [line items]
Financial liabilities	13,306,495	7,311,688
Financial liabilities, at fair value	₺ 13,233,743	₺ 7,949,084